Redeemable Convertible Preferred Stock - Narrative (Details)			1 Months Ended																	9 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($) shares	Jun. 27, 2012	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Apr. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Feb. 28, 2018 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2013 USD ($) $ / shares shares	Jun. 30, 2012 USD ($) $ / shares shares	May 31, 2011 USD ($) $ / shares shares	Apr. 30, 2011 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2021	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Apr. 30, 2021 USD ($) shares
Temporary Equity [Line Items]
Convertible shares | shares								409,574
Conversion of convertible promissory notes and accrued interest into redeemable convertible preferred stock																								$ 12,148,000
Conversion price of preferred stock | $ / shares																				$ 17.27
Issuance Costs																$ 11,000,000				$ 0	$ 330,000		$ 329,000	289,000
Percentage Of Purchase Of One Share of Redeemable Convertible Preferred Stock		8
Other income, net																				$ 1,032,000	3,631,000		$ 6,000,000	$ 1,132,000
Number of shares issued upon warrants exercised | shares							478,828													522,009			522,009	478,828
Stock issued, shares conversion of convertible securities | shares																				0
Conversion price of debt securities | $ / shares																							$ 17.27
Gain/Loss on fair value of tranche rights																					$ 256,000		$ 256,000	$ (418,000)
Proceeds from IPO																				$ 50,000,000.0			$ 50,000,000.0
LLC Common Warrants
Temporary Equity [Line Items]
Fair value of warrant																100,000
Fair value of common stock																100,000
Series A4 warrants
Temporary Equity [Line Items]
Fair value of warrant																$ 1,700,000
Series A-1
Temporary Equity [Line Items]
Convertible shares | shares							1,636,971												1,636,971	1,689,193			1,636,971	1,636,971		52,222
Shares issued on Conversion of debt | shares																			1,636,971
Fair value of debt																			$ 3,200,000							$ 900,000
Deferred Interest																			$ 400,000
Share issuance price | $ / shares																			$ 4.44
Fair Value of debt																			$ 3,200,000							$ 900,000
Number of shares issued upon warrants exercised | shares							74,784																74,784	74,784
Preferred stock liquidation preference per share | $ / shares																				$ 4.44			$ 4.44
Series A-2
Temporary Equity [Line Items]
Convertible shares | shares							1,161,254											409,440		1,161,254			1,161,254	1,161,254
Fair value of debt																		$ 700,000
Share issuance price | $ / shares																		$ 2.61
Gross proceeds from issuance of Convertible shares																		$ 1,100,000
Fair Value of debt																		700,000
Value of Convertible shares issued on exchange of services																		$ 700,000
Preferred stock liquidation preference per share | $ / shares																				$ 2.61			$ 2.61
Series A-2 | Convertible notes issued in 2011
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																		284,249
Fair value of debt																		$ 700,000
Conversion of convertible promissory notes and accrued interest into redeemable convertible preferred stock																		$ 600,000
Conversion price of preferred stock | $ / shares																		$ 1.96
Gross proceeds from issuance of Convertible shares																		$ 700,000
Fair Value of debt																		$ 700,000
Series A-2 | 2008 Loan
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																		191,625
Deferred Interest																		$ 500,000
Share issuance price | $ / shares																		$ 2.61
Series A-2 | Pure Tech
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																		275,940
Share issuance price | $ / shares																		$ 2.61
Convertible shares issued on exchange of services | shares																		275,940
Series A-3
Temporary Equity [Line Items]
Convertible shares | shares							1,492,685										1,017,648			1,730,874			1,492,685	1,492,685
Share issuance price | $ / shares																	$ 3.00
Gross proceeds from issuance of Convertible shares																	$ 3,100,000
Issuance Costs																	10,000,000
Fair value of warrant																	$ 3,000,000.0
Number of shares issued upon warrants exercised | shares							238,189										238,189						238,189	238,189
Preferred stock liquidation preference per share | $ / shares																				$ 3.00			$ 3.00
Series A-3 | Promissory note issued in 2012
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																	219,792
Fair value of debt																	$ 700,000
Share issuance price | $ / shares																	$ 3.00
Fair Value of debt																	$ 700,000
Series A-3 | Bridge loan
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares																	255,245
Fair value of debt																	$ 700,000
Conversion price of preferred stock | $ / shares																	$ 2.85
Fair Value of debt																	$ 700,000
Series A-4
Temporary Equity [Line Items]
Convertible shares | shares							1,439,352									1,439,352				1,450,529			1,450,529	1,439,352
Share issuance price | $ / shares																$ 3.00
Number of Common shares issued per unit | shares																1,439,352
Gross proceeds from issuance of Convertible shares																$ 4,300,000
Issuance Costs																11,000,000
Percentage Of Purchase Of One Share of Redeemable Convertible Preferred Stock																						50
Percentage of purchase of one Share of common stock																						50
Fair value of warrant			$ 100,000
Fair value of common stock																$ 2,500,000
Number of shares issued upon warrants exercised | shares			11,177				719,670													708,493			708,493	719,670
Preferred stock liquidation preference per share | $ / shares																				$ 3.77			$ 3.77
Series A-4 | LLC Common Warrants
Temporary Equity [Line Items]
Share issuance price | $ / shares																$ 3.00
Percentage of purchase of one Share of common stock																50
Series A-4 | Series A4 warrants
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares			11,177
Percentage of purchase of one Share of common stock																50
Fair value of warrant			$ 100,000
Series A-5
Temporary Equity [Line Items]
Convertible shares | shares							1,977,114							33,949	1,450,265					1,977,114			1,977,114	1,977,114
Shares issued on Conversion of debt | shares															492,900
Fair value of debt															$ 4,300,000
Share issuance price | $ / shares														$ 12.41	$ 12.41
Conversion price of preferred stock | $ / shares															$ 8.69
Gross proceeds from issuance of Convertible shares														$ 400,000	$ 18,000,000.0
Fair Value of debt															4,300,000
Issuance Costs															$ 100,000
Preferred stock liquidation preference per share | $ / shares																				$ 12.41			$ 12.41
Series A-5 | Bridge loan
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares															492,900
Fair value of debt															$ 4,300,000
Fair Value of debt															$ 4,300,000
Conversion price of debt securities | $ / shares															$ 8.69
Series Growth
Temporary Equity [Line Items]
Convertible shares | shares							2,538,274						2,538,274							2,538,274			2,538,274	2,538,274
Share issuance price | $ / shares													$ 12.41
Gross proceeds from issuance of Convertible shares													$ 31,500,000
Issuance Costs													$ 100,000
Preferred stock liquidation preference per share | $ / shares																				$ 12.41			$ 12.41
Series 2 Growth
Temporary Equity [Line Items]
Convertible shares | shares							2,370,803	409,574				1,561,280								2,370,803			2,370,803	2,370,803
Share issuance price | $ / shares												$ 13.80
Gross proceeds from issuance of Convertible shares								$ 5,200,000				$ 10,000,000.0
Issuance Costs								0				$ 200,000
Fair value of Preferred Stock price Per Share | $ / shares												$ 13.80
Fair value of tranche rights	$ 1,800,000								$ 1,800,000																$ 1,800,000
Gain/Loss on fair value of tranche rights	$ 800,000
Income (loss) on settlement of remaining tranche rights								$ 1,800,000
Preferred stock liquidation preference per share | $ / shares																				$ 12.81			$ 12.81
Series 2 Growth Tranche Rights
Temporary Equity [Line Items]
Convertible shares | shares	390,320							390,320	390,320	390,320		1,561,280													390,320
Share issuance price | $ / shares												$ 12.81
Gross proceeds from issuance of Convertible shares								$ 5,000,000.0	$ 5,000,000.0	$ 5,000,000.0		$ 20,000,000.0
Issuance Costs								0	0	7,000,000
Fair value of tranche rights								1,100,000
Gain/Loss on fair value of tranche rights								700,000																$ 300,000	$ 800,000
Income (loss) on settlement of remaining tranche rights								700,000
Series 2 Growth Initial Purchasers
Temporary Equity [Line Items]
Convertible shares | shares												780,640
Share issuance price | $ / shares												$ 12.81
Gross proceeds from issuance of Convertible shares									5,000,000.0	5,000,000.0	$ 200,000	$ 10,000,000.0
Series 2 Growth Subsequent Purchasers
Temporary Equity [Line Items]
Convertible shares | shares											9,269
Gross proceeds from issuance of Convertible shares											$ 100,000
Issuance Costs									$ 0	$ 7,000,000	$ 6,000,000
Gain/Loss on fair value of tranche rights								$ 1,800,000
Series 2 Growth Subsequent Purchasers | Forecast [Member]
Temporary Equity [Line Items]
Convertible shares | shares											19,254
Gross proceeds from issuance of Convertible shares											$ 200,000
Series 3 Growth Initial Purchasers [Member]
Temporary Equity [Line Items]
Convertible shares | shares							2,269,831																	2,269,831
Number of Convertible shares issued per unit | shares							2,269,831																	2,269,831
Series 3 Growth
Temporary Equity [Line Items]
Convertible shares | shares				868,558	1,158,077	818,990	2,973,270													5,818,895			5,818,895	2,973,270
Share issuance price | $ / shares							$ 17.27																	$ 17.27
Number of Common shares issued per unit | shares							703,439																	703,439
Gross proceeds from issuance of Convertible shares				$ 15,000,000.0	$ 20,000,000.0	$ 14,100,000	$ 39,200,000
Issuance Costs				$ 100,000	$ 200,000	$ 26,000,000	300,000
Other expense for issuance costs							6,000,000
Fair value of warrant							$ 12,100,000																	$ 12,100,000
Number of shares issued upon warrants exercised | shares							478,828																	478,828
Stock issued, shares conversion of convertible securities | shares						775,911	775,911
Proceeds from convertible debt							$ 13,400,000
Fair value of Preferred Stock price Per Share | $ / shares							$ 17.09																	$ 17.09
Fair value of tranche rights						$ 100,000	$ 400,000																	$ 400,000
Income (loss) on settlement of remaining tranche rights						$ 300,000
Preferred stock liquidation preference per share | $ / shares																				$ 17.27			$ 17.27
Series 3 Growth | Bridge loan
Temporary Equity [Line Items]
Shares issued on Conversion of debt | shares							703,439
Fair value of debt							$ 12,100,000																	12,100,000
Fair Value of debt							$ 12,100,000																	$ 12,100,000
Series 4 Growth Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Number of shares issued upon warrants exercised | shares							2,419,573																	2,419,573
Preferred stock liquidation preference per share | $ / shares																				$ 20.72			$ 20.72
Common stock
Temporary Equity [Line Items]
Fair value of common stock																$ 100,000